Derivative Financial Instruments for Hedging Purposes (Details) - Schedule of Cash Flows of Borrowings From Banks and Bonds Issued Abroad - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Hedge instrument
Net cash flows
Demand [Member]
Hedge instrument
Net cash flows
Up to 1 Month [Member]
Hedge instrument
Net cash flows
Over 1 Month and Up to 3 Months [Member]
Hedge instrument
Net cash flows
Over 3 Months and Up to 12 Months [Member]
Hedge instrument
Net cash flows
Over 1 Year and Up to 3 Years [Member]
Hedge instrument
Net cash flows
Over 3 Years and Up to 5 Years [Member]
Hedge instrument
Net cash flows
Over 5 Years [Member]
Hedge instrument
Net cash flows
Corporate Bond [Member] | Cash Flow Hedges [Member]
Hedge element
Cash outflows	(2,254,566)	(2,331,793)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Demand [Member]
Hedge element
Cash outflows
Corporate Bond [Member] | Cash Flow Hedges [Member] | Up to 1 Month [Member]
Hedge element
Cash outflows	(450)	(378)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Over 1 Month and Up to 3 Months [Member]
Hedge element
Cash outflows	(4,686)	(4,423)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Over 3 Months and Up to 12 Months [Member]
Hedge element
Cash outflows	(199,047)	(226,822)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Over 1 Year and Up to 3 Years [Member]
Hedge element
Cash outflows	(245,308)	(339,527)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Over 3 Years and Up to 5 Years [Member]
Hedge element
Cash outflows	(552,541)	(338,871)
Corporate Bond [Member] | Cash Flow Hedges [Member] | Over 5 Years [Member]
Hedge element
Cash outflows	(1,252,534)	(1,421,772)
Borrowing [Member] | Cash Flow Hedges [Member]
Hedge element
Cash outflows	(89,462)	(59,876)
Borrowing [Member] | Cash Flow Hedges [Member] | Demand [Member]
Hedge element
Cash outflows
Borrowing [Member] | Cash Flow Hedges [Member] | Up to 1 Month [Member]
Hedge element
Cash outflows
Borrowing [Member] | Cash Flow Hedges [Member] | Over 1 Month and Up to 3 Months [Member]
Hedge element
Cash outflows
Borrowing [Member] | Cash Flow Hedges [Member] | Over 3 Months and Up to 12 Months [Member]
Hedge element
Cash outflows	(1,366)	(59,876)
Borrowing [Member] | Cash Flow Hedges [Member] | Over 1 Year and Up to 3 Years [Member]
Hedge element
Cash outflows	(88,096)
Borrowing [Member] | Cash Flow Hedges [Member] | Over 3 Years and Up to 5 Years [Member]
Hedge element
Cash outflows
Borrowing [Member] | Cash Flow Hedges [Member] | Over 5 Years [Member]
Hedge element
Cash outflows
Cross Currency Swap [Member] | Cash Flow Hedges [Member]
Hedge instrument
Cash inflows	2,344,028	2,391,669
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Demand [Member]
Hedge instrument
Cash inflows
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Up to 1 Month [Member]
Hedge instrument
Cash inflows	450	378
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Over 1 Month and Up to 3 Months [Member]
Hedge instrument
Cash inflows	4,686	4,423
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Over 3 Months and Up to 12 Months [Member]
Hedge instrument
Cash inflows	200,413	286,698
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Over 1 Year and Up to 3 Years [Member]
Hedge instrument
Cash inflows	333,404	339,527
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Over 3 Years and Up to 5 Years [Member]
Hedge instrument
Cash inflows	552,541	338,871
Cross Currency Swap [Member] | Cash Flow Hedges [Member] | Over 5 Years [Member]
Hedge instrument
Cash inflows	$ 1,252,534	$ 1,421,772